INCOME TAXES (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ (48)	$ (1,780)	$ (124)
Deferred	204	3,576	(279)
Total income tax expense	$ 156	$ 1,796	$ (403)